Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	Federal Home Loan Bank of Cincinnati
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51399
Entity Tax Identification Number	31-6000228
Entity Address, Address Line One	600 Atrium Two, P.O. Box 598
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45201-0598
City Area Code	513
Local Phone Number	852-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001326771